Financial Liabilities - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jul. 24, 2014
Disclosure of financial liabilities [line items]
Fair value of current financial liabilities	€ 922,000,000
Fair value of non-current liabilities	2,776,000,000
Pending payment amount from undiscounted cash flows of loans and other payables	210,000,000	€ 153,000,000
Payments made from undiscounted cash flows of loans and other payables	428,000,000	717,000,000
Debentures and bonds issued	39,709,000,000	39,581,000,000	€ 750,000,000
Commercial papers issuable	5,000,000,000
Commercial papers issued	1,666,000,000	1,850,000,000
Promissory notes issuable	500,000,000
Promissory notes issuable, allowed increase	2,000,000,000
Promissory notes issued	181,000,000	204,000,000
Available financing capacity	12,219,000,000	€ 13,531,000,000
Borrowings maturing in more than twelve months	11,887,000,000
2019
Disclosure of financial liabilities [line items]
Interest payable	1,624,000,000
Promissory notes issued	3,631,000,000
2020
Disclosure of financial liabilities [line items]
Interest payable	1,399,000,000
Promissory notes issued	5,149,000,000
2021
Disclosure of financial liabilities [line items]
Interest payable	1,171,000,000
Promissory notes issued	4,862,000,000
2022
Disclosure of financial liabilities [line items]
Interest payable	1,021,000,000
Promissory notes issued	4,938,000,000
2023
Disclosure of financial liabilities [line items]
Interest payable	836,000,000
Promissory notes issued	2,350,000,000
Subsequent years
Disclosure of financial liabilities [line items]
Interest payable	8,320,000,000
Promissory notes issued	€ 18,779,000,000
Brazil, Panama, Ecuador and Guatemala
Disclosure of financial liabilities [line items]
Proportion of gross debt (as a percent)	2.00%
Commercial Paper
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	(0.23%)	(0.17%)
Loans and other payables
Disclosure of financial liabilities [line items]
Average interest rate (as a percent)	1.70%	2.01%